SCHEDULE OF PROVISIONS (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance		$ 3,608	$ 2,208
Termination payments		(80)	(62)
Change in estimate		(354)	1,191
Change in estimate		562	321
Exchange differences		53	(50)
Closing balance		3,789	3,608
Current		1,856	1,795
Non-current		1,933	1,813
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[1]	1,795	652
Termination payments	[1]	(80)	(62)
Change in estimate	[1]	(354)	968
Change in estimate	[1]	466	236
Exchange differences	[1]	29	1
Closing balance	[1]	1,856	1,795
Current	[1]	1,856	1,795
Non-current	[1]
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[2]	1,813	1,556
Termination payments	[2]
Change in estimate	[2]	96	223
Change in estimate	[2]		85
Exchange differences	[2]	24	(51)
Closing balance	[2]	1,933	1,813
Current	[2]
Non-current	[2]	$ 1,933	$ 1,813

[1]	Post-retirement benefits: Under Mexican labour law, the Company provides post-retirement indemnities and severance benefits to its employees terminated under certain circumstances. Key assumptions used by the independent 3rd party actuary in the above estimate include an annual discount rate of 7.00%, employee turnover rate of 4%, annual salary rate increase of 3.75% and minimum wage increase rate of 22%, and the life of mine plan to early Q4 2022.
[2]	Rehabilitation provision: Key financial assumptions used in the above estimate include independent 3rd party cost reports, an annual discount rate of 6.68% for Platosa and 7.19% for Miguel Auza, Mexican target inflation rates and the anticipated commencement of rehabilitation work (Platosa and Miguel Auza – 2024). The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $2.0 million of which $1.0 million relates to the Platosa Mine and $1.0 million relates to the Miguel Auza processing facility.